UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, Corporate Trust Center
251 Little Falls Drive, Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2026

Item 1. Reports to Stockholders.

(a)

13D Activist Fund

Class A (DDDAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about 13D Activist Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://13dactivistfund.com/documents. You can also request this information by contacting us at 1-877-413-3228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$92,088,214
Number of Portfolio Holdings	24
Advisory Fee	$754,685
Portfolio Turnover	39%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	91.8%
Money Market Funds	8.2%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Health Care
21.4%
Technology
19.9%
Consumer Discretionary
17.5%
Industrials
13.5%
Communications
10.0%
Money Market Funds
8.2%
Financials
5.0%
Utilities
4.5%

Table Summary
Value	Value
Utilities	4.5%
Financials	5.0%
Money Market Funds	8.2%
Communications	10.0%
Industrials	13.5%
Consumer Discretionary	17.5%
Technology	19.9%
Health Care	21.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Twilio, Inc., Class A	8.3%
ViaSat, Inc.	8.2%
First American Government Obligations Fund, Class X	8.2%
Acadia Healthcare Company, Inc.	7.4%
Pearson plc - ADR	6.5%
Autoliv, Inc.	6.4%
London Stock Exchange Group plc - ADR	5.0%
Ebara Corporation	4.8%
Charles River Laboratories International, Inc.	4.8%
Mercury Systems, Inc.	4.8%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information you may review the Fund's prospectus dated April 6, 2026, which is available at https://www.13dactivistfund.com/documents or upon request at 1-877-413-3228.

Effective April 6, 2026, the Fund changed its principal investment strategy to include investing in common stock of foreign companies of any market capitalization that are the target of shareholder activism.

13D Activist Fund - Class A (DDDAX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://13dactivistfund.com/documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-DDDAX

13D Activist Fund

Class C (DDDCX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about 13D Activist Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://13dactivistfund.com/documents. You can also request this information by contacting us at 1-877-413-3228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$125	2.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$92,088,214
Number of Portfolio Holdings	24
Advisory Fee	$754,685
Portfolio Turnover	39%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	91.8%
Money Market Funds	8.2%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Utilities	4.5%
Financials	5.0%
Money Market Funds	8.2%
Communications	10.0%
Industrials	13.5%
Consumer Discretionary	17.5%
Technology	19.9%
Health Care	21.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Twilio, Inc., Class A	8.3%
ViaSat, Inc.	8.2%
First American Government Obligations Fund, Class X	8.2%
Acadia Healthcare Company, Inc.	7.4%
Pearson plc - ADR	6.5%
Autoliv, Inc.	6.4%
London Stock Exchange Group plc - ADR	5.0%
Ebara Corporation	4.8%
Charles River Laboratories International, Inc.	4.8%
Mercury Systems, Inc.	4.8%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information you may review the Fund's prospectus dated April 6, 2026, which is available at https://www.13dactivistfund.com/documents or upon request at 1-877-413-3228.

Effective April 6, 2026, the Fund changed its principal investment strategy to include investing in common stock of foreign companies of any market capitalization that are the target of shareholder activism.

13D Activist Fund - Class C (DDDCX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://13dactivistfund.com/documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-DDDCX

13D Activist Fund

Class I (DDDIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about 13D Activist Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://13dactivistfund.com/documents. You can also request this information by contacting us at 1-877-413-3228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$92,088,214
Number of Portfolio Holdings	24
Advisory Fee	$754,685
Portfolio Turnover	39%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	91.8%
Money Market Funds	8.2%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Utilities	4.5%
Financials	5.0%
Money Market Funds	8.2%
Communications	10.0%
Industrials	13.5%
Consumer Discretionary	17.5%
Technology	19.9%
Health Care	21.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Twilio, Inc., Class A	8.3%
ViaSat, Inc.	8.2%
First American Government Obligations Fund, Class X	8.2%
Acadia Healthcare Company, Inc.	7.4%
Pearson plc - ADR	6.5%
Autoliv, Inc.	6.4%
London Stock Exchange Group plc - ADR	5.0%
Ebara Corporation	4.8%
Charles River Laboratories International, Inc.	4.8%
Mercury Systems, Inc.	4.8%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information you may review the Fund's prospectus dated April 6, 2026, which is available at https://www.13dactivistfund.com/documents or upon request at 1-877-413-3228.

Effective April 6, 2026, the Fund changed its principal investment strategy to include investing in common stock of foreign companies of any market capitalization that are the target of shareholder activism.

13D Activist Fund - Class I (DDDIX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://13dactivistfund.com/documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-DDDIX

(b)       Not applicable

Item 2. Code of Ethics. Not applicable

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Class A Shares: DDDAX
Class C Shares: DDDCX
Class I Shares: DDDIX

Semi-Annual Financial Statements
and Additional Information
March 31, 2026

13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 91.8%
	AEROSPACE & DEFENSE - 4.8%
60,462	Mercury Systems, Inc.(a)	$4,408,284

	AUTOMOTIVE - 6.4%
55,839	Autoliv, Inc.	5,872,030

	BIOTECH & PHARMA - 4.7%
101,335	Exelixis, Inc.(a)	4,346,258

	E-COMMERCE DISCRETIONARY - 3.9%
71,836	Etsy, Inc.(a)	3,590,363

	ELECTRIC UTILITIES - 4.5%
252,500	Kansai Electric Power Company, Inc. (The)	4,111,738

	ELECTRICAL EQUIPMENT - 3.9%
31,800	Horiba Ltd.	3,579,461

	HEALTH CARE FACILITIES & SERVICES - 12.2%
294,000	Acadia Healthcare Company, Inc.(a)	6,876,660
25,800	Charles River Laboratories International, Inc.(a)	4,450,500
		11,327,160
	HOME CONSTRUCTION - 3.6%
103,400	TOTO Ltd.	3,316,086

	INSTITUTIONAL FINANCIAL SERVICES - 5.0%
154,000	London Stock Exchange Group plc - ADR	4,593,820

	INTERNET MEDIA & SERVICES - 3.5%
300,000	TripAdvisor, Inc.(a)	3,198,000

See accompanying notes to financial statements.

13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 91.8% (Continued)
	LEISURE FACILITIES & SERVICES - 3.6%
186,500	Six Flags Entertainment Corporation(a)	$3,310,375

	MACHINERY - 4.8%
167,500	Ebara Corporation	4,489,519

	MEDICAL EQUIPMENT & DEVICES - 4.5%
47,000	Integer Holdings Corporation(a)	4,136,000

	PUBLISHING & BROADCASTING - 6.5%
458,338	Pearson plc - ADR	6,017,978

	SOFTWARE - 11.7%
60,755	Twilio, Inc., Class A(a)	7,644,194
52,000	Workiva, Inc.(a)	3,100,760
		10,744,954
	TECHNOLOGY HARDWARE - 8.2%
164,750	ViaSat, Inc.(a)	7,545,550

	TOTAL COMMON STOCKS (Cost $68,187,880)	84,587,576

	ESCROW SHARES — 0.0%(b)
81,753	Pershing Square Sparc Holdings Ltd.(a)(c)(d)	—
327,017	Pershing Square Tontine Holdings Ltd.(a)(c)(d)	—

	TOTAL ESCROW SHARES (Cost $0)	—

See accompanying notes to financial statements.

13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENT — 8.2%
	MONEY MARKET FUND - 8.2%
7,529,973	First American Government Obligations Fund, Class X, 3.57%(e) (Cost $7,529,973)	$7,529,973

	TOTAL INVESTMENTS - 100.0% (Cost $75,717,853)	$92,117,549
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(b)	(29,335)
	NET ASSETS - 100.0%	$92,088,214

ADR	- American Depositary Receipt

Ltd.	- Limited Company

plc	- Public Limited Company

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Illiquid security. The total fair value of the security as of March 31, 2026 was $0, representing 0% of net assets.

(d)	Valued using unobservable inputs and fair valued by the Adviser. Security is Level 3.

(e)	Rate disclosed is the seven day effective yield as of March 31, 2026.

As of March 31, 2026, the Fund had the following open forward foreign currency contracts:

						Unrealized Appreciation
Foreign Currency		Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	(Depreciation)
To Buy:	To Sell:
Japanese Yen	United State Dollars	04/30/2026	US Bank	89,785,600	$567,287	$5,094
Japanese Yen	United State Dollars	04/30/2026	US Bank	118,540,300	748,967	1,950
United States Dollars	Japanese Yen	04/30/2026	US Bank	2,699,028,200	17,053,119	(155,995)
					$18,369,373	$(148,951)

Total						$(148,951)

See accompanying notes to financial statements.

13D Activist Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2026

ASSETS
Investment securities:
At cost	$75,717,853
At fair value	$92,117,549
Unrealized appreciation on forward foreign currency contracts	7,044
Dividends and interest receivable	230,656
Receivable for Fund shares sold	2,840
Receivable for tax reclaims	7,258
TOTAL ASSETS	92,365,347

LIABILITIES
Payable for Fund shares redeemed	1,240
Unrealized depreciation on forward foreign currency contracts	155,995
Investment advisory fees payable	112,579
Distribution (12b-1) fees payable	7,319
TOTAL LIABILITIES	277,133
NET ASSETS	$92,088,214

Net Assets Consist Of:
Paid in capital	$65,280,629
Accumulated earnings	26,807,585
NET ASSETS	$92,088,214

Net Asset Value Per Share:
Class A Shares:
Net Assets	$13,674,487
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	688,171
Net Asset Value (Net Assets / Shares Outstanding) and redemption price per share (a)	$19.87
Maximum offering price per share (maximum sales charge of 5.75%)	$21.08

Class C Shares:
Net Assets	$4,985,756
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	269,738
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share (b)	$18.48

Class I Shares:
Net Assets	$73,427,971
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,516,576
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$20.88

(a)	For certain purchases of $1 million or more, a 1.00% CDSC may apply to redemptions made within twelve months of purchase.

(b)	Purchases are subject to a 1.00% CDSC of the purchase price on shares redeemed during the first twelve months after their purchase.

See accompanying notes to financial statements.

13D Activist Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2026

INVESTMENT INCOME
Dividends (net of $21,407 foreign withholding taxes)	$485,658
Interest	88,262
TOTAL INVESTMENT INCOME	573,920

EXPENSES
Investment advisory fees (Note 5)	754,685
Distribution (12b-1) fees - Class A (Note 5)	19,580
Distribution (12b-1) fees - Class C (Note 5)	26,730
Other expenses	255
TOTAL EXPENSES	801,250
NET INVESTMENT LOSS	(227,330)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	11,875,960
Forward foreign currency contracts	469,235
Foreign currency transactions	(120,551)
12,224,644
Net change in unrealized appreciation (depreciation) of:
Investments	(10,985,619)
Forward foreign currency contracts	(148,951)
Foreign currency translations	576
(11,133,994)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	1,090,650

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$863,320

See accompanying notes to financial statements.

13D Activist Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	March 31, 2026	September 30, 2025
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(227,330)	$(553,595)
Net realized gain on investments, forward foreign currency contracts and foreign currency transactions	12,224,644	5,925,384
Net change in unrealized appreciation (depreciation) of investments, forward foreign currency contracts and foreign currency translations	(11,133,994)	(2,078,798)
Net increase in net assets resulting from operations	863,320	3,292,991

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(742,476)	(930,212)
Class C	(268,930)	(419,845)
Class I	(3,598,438)	(5,486,359)
Net decrease in net assets from distributions to shareholders	(4,609,844)	(6,836,416)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	295,198	998,742
Class C	40,000	2,000
Class I	181,436	3,100,651
Reinvestment of distributions to shareholders:
Class A	726,067	903,972
Class C	265,872	416,042
Class I	3,521,125	5,322,492
Payments for shares redeemed:
Class A	(3,030,861)	(3,831,778)
Class C	(594,149)	(2,692,790)
Class I	(13,440,895)	(32,383,396)
Net decrease in net assets resulting from shares of beneficial interest	(12,036,207)	(28,164,065)

TOTAL DECREASE IN NET ASSETS	(15,782,731)	(31,707,490)

NET ASSETS
Beginning of Period	107,870,945	139,578,435
End of Period	$92,088,214	$107,870,945

See accompanying notes to financial statements.

13D Activist Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months	For the Year
	Ended	Ended
	March 31, 2026	September 30, 2025
	(Unaudited)
SHARE ACTIVITY
Shares Sold:
Class A	14,060	52,788
Class C	2,147	104
Class I	8,358	145,358
Shares Reinvested:
Class A	36,763	41,987
Class C	14,434	20,495
Class I	169,776	236,555
Shares Redeemed:
Class A	(149,344)	(194,054)
Class C	(30,702)	(143,876)
Class I	(624,771)	(1,541,507)
Net decrease in shares of beneficial interest outstanding	(559,279)	(1,382,150)

See accompanying notes to financial statements.

13D Activist Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	March 31, 2026		September 30, 2025	September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
	(Unaudited)
Net asset value, beginning of period	$20.73		$21.11	$18.92	$19.70	$28.24	$20.28
Activity from investment operations:
Net investment loss (1)	(0.06)		(0.12)	(0.09)	(0.09)	(0.19)	(0.24)
Net realized and unrealized gain (loss) on investments and foreign currency	0.16		0.83	3.13	1.24	(5.82)	9.86
Total from investment operations	0.10		0.71	3.04	1.15	(6.01)	9.62
Less distributions from:
Net investment income	—		—	—	—	—	(0.57)
Net realized gains	(0.96)		(1.09)	(0.85)	(1.93)	(2.53)	(1.09)
Total distributions	(0.96)		(1.09)	(0.85)	(1.93)	(2.53)	(1.66)
Net asset value, end of period	$19.87		$20.73	$21.11	$18.92	$19.70	$28.24
Total return (2)	0.52	% (3)	3.18%	16.50%	5.19%	(23.50)%	49.02%
Net assets, end of period (000s)	$13,674		$16,312	$18,706	$19,605	$24,937	$31,549
Ratio of expenses to average net assets	1.75	% (4)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment loss to average net assets	(0.61	)% (4)	(0.61)%	(0.43)%	(0.46)%	(0.75)%	(0.89)%
Portfolio Turnover Rate	39	% (3)	88%	104%	91%	38%	60%

(1)	Per share amounts calculated using average shares method, which appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

See accompanying notes to financial statements.

13D Activist Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class C
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	March 31, 2026		September 30, 2025	September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
	(Unaudited)
Net asset value, beginning of period	$19.42		$19.99	$18.08	$19.03	$27.56	$19.82
Activity from investment operations:
Net investment loss (1)	(0.13)		(0.26)	(0.23)	(0.24)	(0.37)	(0.42)
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		0.78	2.99	1.22	(5.63)	9.63
Total from investment operations	0.02		0.52	2.76	0.98	(6.00)	9.21
Less distributions from:
Net investment income	—		—	—	—	—	(0.38)
Net realized gains	(0.96)		(1.09)	(0.85)	(1.93)	(2.53)	(1.09)
Total distributions	(0.96)		(1.09)	(0.85)	(1.93)	(2.53)	(1.47)
Net asset value, end of period	$18.48		$19.42	$19.99	$18.08	$19.03	$27.56
Total return (2)	0.13	% (3)	2.37%	15.68%	4.42%	(24.09)%	47.88%
Net assets, end of period (000s)	$4,986		$5,514	$8,137	$9,360	$10,895	$15,930
Ratio of expenses to average net assets	2.50	% (4)	2.50%	2.50%	2.50%	2.50%	2.50%
Ratio of net investment loss to average net assets	(1.36	)% (4)	(1.37)%	(1.19)%	(1.21)%	(1.52)%	(1.64)%
Portfolio Turnover Rate	39	% (3)	88%	104%	91%	38%	60%

(1)	Per share amounts calculated using average shares method, which appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

See accompanying notes to financial statements.

13D Activist Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	For the Six		For the Year	For the Year	For the Year		For the Year	For the Year
	Months Ended		Ended	Ended	Ended		Ended	Ended
	March 31, 2026		September 30, 2025	September 30, 2024	September 30, 2023		September 30, 2022	September 30, 2021
	(Unaudited)
Net asset value, beginning of period	$21.71		$22.01	$19.63	$20.33		$29.00	$20.81
Activity from investment operations:
Net investment loss (1)	(0.04)		(0.07)	(0.04)	(0.04)		(0.13)	(0.17)
Net realized and unrealized gain (loss) on investments and foreign currency	0.17		0.86	3.27	1.27		(6.01)	10.09
Total from investment operations	0.13		0.79	3.23	1.23		(6.14)	9.92
Less distributions from:
Net investment income	—		—	—	—		—	(0.64)
Net realized gains	(0.96)		(1.09)	(0.85)	(1.93)		(2.53)	(1.09)
Total distributions	(0.96)		(1.09)	(0.85)	(1.93)		(2.53)	(1.73)
Net asset value, end of period	$20.88		$21.71	$22.01	$19.63		$20.33	$29.00
Total return (2)	0.64	% (4)	3.42%	16.82%	5.44	% (3)	(23.32)%	49.32%
Net assets, end of period (000s)	$73,428		$86,046	$112,735	$131,548		$143,101	$228,170
Ratio of expenses to average net assets	1.50	% (5)	1.50%	1.50%	1.50%		1.50%	1.50%
Ratio of net investment loss to average net assets	(0.36	)% (5)	(0.36)%	(0.19)%	(0.20)%		(0.51)%	(0.64)%
Portfolio Turnover Rate	39	% (4)	88%	104%	91%		38%	60%

(1)	Per share amounts calculated using average shares method, which appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Total return represents aggregate total return based on net asset value.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

13D Activist Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2026

1.	ORGANIZATION

The 13D Activist Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment adviser of the Fund is 13D Management LLC (the “Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Fund’s investment objective is capital appreciation. The Fund currently offers three classes of shares: Class A, Class C and Class I shares. The Fund’s Class A and Class I shares commenced operations on December 28, 2011; Class C shares commenced operations on December 11, 2012. Class A shares are subject to a maximum sales charge of 5.75% on purchases. Class A shares are subject to a contingent deferred sales charge of up to 1.00% on purchases of $ 1 million or more. Class C shares are subject to a contingent deferred sales charge of up to 1.00%. There are no sales charges on reinvested distributions. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative assets within the Fund. Class specific expenses are allocated to that share class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including Accounting Standards Update (“ASU”) 2013-08.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value (“NAV”).

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

13D Activist Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

13D Activist Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2026, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$84,587,576	$—	$—	$84,587,576
Escrow Shares	—	—	—	—
Short-Term Investment	7,529,973	—	—	7,529,973
Total Investments	$92,117,549	$—	$—	$92,117,549

Liabilities	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts+	$—	$148,951	$—	$148,951
Total Investments	$—	$148,951	$—	$148,951

Additional disclosures surrounding Level 3 investments were not significant to the financial statements.

*	Refer to the Schedule of Investments for industry classifications.

+	Derivative instruments include cumulative net unrealized appreciation (depreciation).

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Foreign Currency Contracts – As foreign securities are purchased, the Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fair value of forward foreign currency contracts at March 31, 2026, is $(148,951) included under “Unrealized appreciation (depreciation) on forward foreign currency contracts” on the Statement of Assets and Liabilities. For the six months ended, March 31, 2026, the Fund had net realized gains of $469,235 and unrealized depreciation of $148,951 on forward foreign currency contracts. These gains and losses are included in the line items marked “Net realized gain from forward foreign currency contracts” and “Net change in unrealized appreciation (depreciation) of forward foreign currency contracts” on the Statement of Operations.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

13D Activist Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or NAVs per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years for September 30, 2023 through September 30, 2025, or expected to be taken in the Fund’s September 30, 2026, tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Tax Reclaims – Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims, as well as payment history and market convention. The Fund may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there

13D Activist Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Management Risk – The NAV of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to the Adviser’s allocation of the Fund’s assets using its activist strategy. The Adviser’s objective judgments, based on investment strategy, about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results. The Adviser’s activist strategy may result in the Fund’s returns being more volatile than funds that pursue more conservative strategies.

Non-Diversification Risk – The Fund is a non-diversified investment company, which makes the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer. As a non-diversified fund, the Fund may invest greater than 5% of its total assets in the securities of one or more issuers. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $37,235,197 and $56,517,845, respectively.

4.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At March 31, 2026, the tax cost of investments and unrealized appreciation/ (depreciation) is as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$76,859,566	$22,522,581	$(7,264,598)	$15,257,983

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Pursuant to the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust, on behalf of the Fund, the Adviser pays all operating expenses of the Fund, except for the fee payments under the Advisory Agreement, brokerage fees and commissions, indirect costs of investing in other investment companies, taxes, borrowing costs and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto, and authorized expenses pursuant to Rule 12b-1 under the 1940 Act. Under the terms of the Advisory Agreement, the Fund pays the Adviser a monthly fee calculated at an annual rate of 1.50% of the Fund’s average daily net assets. For the six months ended March 31, 2026, the Adviser earned advisory fees of $754,685.

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for each of the Class A and Class C shares (the “Plans”), pursuant to Rule 12b-1 of the 1940 Act. Class I shares does not have a Plan. The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of its average daily net assets of Class A and Class C shares, respectively. Pursuant to the Plans, the Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisers, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plans further

13D Activist Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

provide for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. For the six months ended March 31, 2026, the Class A and Class C shares incurred distribution fees in the amount of $19,580, and $26,730, respectively.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

In addition, certain affiliates of UFS provide services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

Each Trustee who is not affiliated with the Trust or an adviser to a fund within the Trust receives quarterly fees. For the six months ended March 31, 2026, the Trustees received fees in the amount of $7,766, with respect to the Fund, paid by the Adviser.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended September 30, 2025, and September 30, 2024, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2025	September 30, 2024
Ordinary Income	$—	$—
Long-Term Capital Gain	6,836,416	7,179,494
Return of Capital	—	—
	$6,836,416	$7,179,494

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Long-	Post October Loss and	Unrealized Appreciation/	Total Accumulated
Term Gains	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$4,609,520	$(299,013)	$26,243,602	$30,554,109

The difference between book basis and tax basis accumulated net realized gains and unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and C-Corporation return of capital distributions.

13D Activist Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

During the fiscal year ended September 30, 2025, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the reclassification of net operating losses and the use of tax equalization credits, resulted in reclassifications for the Fund for the year ended September 30, 2025, as follows:

Distributable
Paid In Capital	Earnings
$551,359	$(551,359)

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2026, UBS Financial Services Inc. and National Financial Services LLC (for the benefit of their customers) held approximately 27.4% and 25.5%, respectively, of the voting securities of the Fund.

8.	ACCOUNTING PRONOUNCEMENT

The Fund adopted the FASB ASU 2023 -09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

13D Activist Fund

ADDITIONAL INFORMATION (Unaudited)

March 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

13D Activist Fund (Adviser – 13D Management LLC) *

In connection with the regular meeting held on December 17-18, 2025 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between 13D Management LLC (the “Adviser”) and the Trust, with respect to the 13D Activist Fund (the “Fund” or “13D”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees observed that the Adviser was founded in 2011 and managed approximately $115 million in assets in connection with its management of 13D and a hedge fund. The Trustees noted that Adviser is an affiliate of 13D Monitor which provides research service specializing in shareholder activism and 13D analysis. The Trustees reviewed the background information on the key investment personnel responsible for servicing the Fund noting that the Adviser’s personnel had extensive experience in areas relevant to the Fund’s activist investing strategy, including securities law, shareholder activism, corporate governance, and the review of Schedule 13D filings. The Trustees observed that the Adviser’s research analysts examined data and reports from the Adviser’s activist community relationships, Form 13D filings, and activist situations. The Trustees observed that the Adviser determined compelling activist situations in which to invest and appropriate weightings, and conducted additional analysis to identify the activist, the strategy employed, their track record and the likelihood of success. The Trustees observed that as a long-only strategy, it is subject to market risk and volatility, which results in underperformance when markets decline, but the Adviser trusts its experience, diligent research, history with different activists, diversified portfolio by sector and style to mitigate risk. The Trustees agreed that they expected the Adviser to continue providing quality service consistent with the Fund’s mandate to the Fund’s shareholders.

Performance. The Trustees noted that the Fund’s returns were below the Fund’s benchmark over the prior one-year, three-year, five-year, and since-inception periods. The Trustees further observed that the Fund returned 5.34% for the year ended August 31, 2025, ranked toward the top of the third quartile versus category peers, reflecting an improvement relative to prior results. The Trustees also noted that the Fund’s three-year annualized return of 4.5% ranked near the bottom of peer comparisons. The Trustees discussed adviser-submitted peer data and used annual figures ending in December and a year-to-date return, indicating periods of more positive relative variability, while acknowledging that some comparisons referenced hedge fund universes. The Trustees observed that there had been periods in which

13D Activist Fund

ADDITIONAL INFORMATION (Unaudited) (Continued)

March 31, 2026

the Fund outperformed peer group and category averages and, on occasion, the Fund’s benchmarks. The Trustees also noted that the Fund’s standard deviation of approximately 2.65% for the year exceeded peer and category averages by more than 200 bps. The Trustees discussed that, although hedge funds may at times deliver higher returns, they often exhibit materially higher volatility and less transparency; in contrast, the Fund aimed to provide comparatively lower volatility and greater transparency relative to its identified peer group. The Trustees concluded that the Fund’s performance was acceptable.

Fees and Expenses. The Trustees acknowledged that, in light of the Fund’s unitary fee structure, the evaluation of the Fund’s fees and expenses should focus on the Fund’s net expense ratio. The Trustees observed that the Fund’s net expense ratio was above the category and peer group median, but within the category range. The Trustees considered the Adviser’s representation that the Fund’s activist investment strategy required qualitative proprietary research. The Trustees recalled that the Adviser had provided an alternative peer group of unregistered funds that also pursued a comparable activist investment strategy. The Trustees observed that such unregistered funds typically charged an annual management fee of between 1.00% and 2.00%, which was comparable to the Fund’s net expense ratio. The Trustees agreed that, in consideration of a comparison against each of the Fund’s peer group, category, and alternative peer group, the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether the Adviser had achieved economies of scale with respect to its management of the Fund. The Trustees noted the Adviser’s representation that it could not reasonably estimate the growth of the Fund or its future expenses and that the Adviser could not predict if or when breakpoints would be appropriate. The Trustees agreed that the absence of breakpoints, particularly considering reduced assets in the Fund, was currently acceptable.

Profitability. The Trustees considered the Adviser’s profitability with respect to its management of the Fund. The Trustees reviewed the profitability analysis provided by the Adviser and noted that for the 12-month period ended September 30, 2025, the Adviser realized modest profits from its management of the Fund.

Conclusion. Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the renewal of the Advisory Agreement between Trust and the Adviser on behalf of 13D was in the best interests of the Fund and its shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-413-3228 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By /s/ Kevin E. Wolf Kevin E. Wolf
Principal Executive Officer/President
Date: 6/5/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kevin E. Wolf Kevin E. Wolf
Principal Executive Officer/President
Date: 6/5/26

By /s/ James Colantino James Colantino
Principal Financial Officer/Treasurer
Date: 6/5/26